Related Party Transactions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Loans Payable to Related Parties

As of March 31, 2025 and December 31, 2024, the Company had outstanding the following loans payable to related parties:

	March 31,	December 31,
	2025	2024
Promissory note issued to Mark Porter, 9% interest, unsecured, matures December 31, 2025	$118,358	$115,672
Convertible promissory note issued to Mark Porter, 12% interest, secured, matures December 31, 2025	251,671	242,885
Total	$370,029	$358,557

Less: Current portion of loans payable to related parties	(370,029)	(358,557)

Loans payable to related parties, net of current portion	$-	$-

As of December 31, 2024 and 2023, the Company had outstanding the following loans payable to related parties:

	December 31,
	2024	2023
Promissory note issued to Mark Porter, 9% interest, unsecured, matures December 31, 2025	$115,672	$100,000
Convertible promissory note issued to Mark Porter, 12% interest, secured, matures December 31, 2025, net of debt discount of $0 and $10,968, respectively	242,885	154,032
Convertible promissory note issued to Mark Porter, 18% interest, secured, matures March 25, 2025, net of debt discount of $0 and $25,297, respectively	-	44,703
Total	$358,557	$298,735

Less: Current portion of loans payable to related parties	(358,557)	(254,032)

Loans payable to related parties, net of current portion	$-	$44,703